Deposits Payable	12 Months Ended
Dec. 31, 2017
Deposits Payable [Abstract]
DEPOSITS PAYABLE

Note 8 - DEPOSITS PAYABLE

Deposits payable represents the deposit provided by clients who conduct their forex transactions on the Company’s forex trading platform. Included in this balance are funds deposited payable to clients and funds accruing to clients as a result of settled trades.